Employee deferred compensation	6 Months Ended
Jun. 30, 2021
Employee deferred compensation
26 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards (CCA), deferred cash awards and retention awards.
> Refer to “Note 30 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q21 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures, but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q21	1Q21	2Q20	6M21	6M20
Deferred compensation expense (CHF million)
Share awards	142	134	144	276	299
Performance share awards	111	109	120	220	233
Contingent Capital Awards	83	61	100	144	86
Deferred cash awards	102	49	138	151	148
Retention awards	26	13	10	39	19
Total deferred compensation expense	464	366	512	830	785
Estimated unrecognized deferred compensation
end of	2Q21
Estimated unrecognized compensation expense (CHF million)
Share awards	670
Performance share awards	392
Contingent Capital Awards	275
Deferred cash awards	333
Retention Awards	307
Total	1,977

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Deferred cash awards
In 2Q21, the Group granted deferred fixed cash compensation of CHF 12 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date. Amortization of this compensation in 2Q21 totaled CHF 32 million, of which CHF 3 million was related to awards granted in 2Q21.
In 3Q21, the Group granted deferred fixed cash compensation of CHF 95 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date.
Retention awards
In 2Q21, the Group granted deferred cash and share retention awards of CHF 235 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 2Q21 totaled CHF 26 million, of which CHF 9 million was related to awards granted in 2Q21.
In 3Q21, the Group granted deferred share retention awards of CHF 24 million in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date.
Share-based award activity
	2Q21		6M21
Number of awards (in millions)	Share awards	Performance share awards	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	175.1	126.3	126.3	91.7
Granted	24.1	0.0	78.1	37.8
Settled	(45.7)	(30.1)	(50.4)	(33.0)
Forfeited	(2.4)	(0.7)	(2.9)	(1.0)
Balance at end of period	151.1	95.5	151.1	95.5
of which vested	12.8	13.9	12.8	13.9
of which unvested	138.3	81.6	138.3	81.6

Bank
Employee deferred compensation
25 Employee deferred compensation
> Refer to “Note 26 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and “Note 29 – Employee deferred compensation” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
Deferred compensation expense
in	6M21	6M20
Deferred compensation expense (CHF million)
Share awards	266	289
Performance share awards	213	220
Contingent Capital Awards	140	83
Deferred cash awards	169	143
Retention awards	39	19
Total deferred compensation expense	827	754
Estimated unrecognized deferred compensation
end of	6M21
Estimated unrecognized compensation expense (CHF million)
Share awards	652
Performance share awards	378
Contingent Capital Awards	265
Deferred cash awards	331
Retention awards	307
Total	1,933

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
6M21 activity
In 6M21, the Bank granted share awards, performance share awards, Contingent Capital Awards (CCA) and upfront cash awards as part of the 2020 deferred variable compensation. Expense recognition for these awards began in 6M21 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M21, the Bank granted 76.5 million share awards at a weighted-average share price of CHF 11.52. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code or similar regulations in other jurisdictions. Under the UK PRA Remuneration Code or similar regulations in other jurisdictions, share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M21, the Bank granted 36.6 million performance share awards at a weighted-average share price of CHF 12.44. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M21, the Bank awarded CHF 245 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred cash awards
In 6M21, the Bank granted deferred fixed cash compensation of CHF 163 million to certain employees in the Americas. This compensation will be expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 6M21 totaled CHF 67 million, of which CHF 44 million was related to awards granted in 6M21.
In 3Q21, the Bank granted deferred fixed cash compensation of CHF 95 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date.
In 6M21, the Bank granted upfront cash awards of CHF 59 million to certain managing directors and directors in the International Wealth Management division. Amortization of this compensation in 6M21 totaled CHF 43 million, of which CHF 15 million was related to awards granted in 6M21.
Retention awards
In 6M21, the Bank granted deferred cash and share retention awards of CHF 322 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 6M21 totaled CHF 39 million, of which CHF 31 million was related to awards granted in 6M21.
In 3Q21, the Bank granted deferred share retention awards of CHF 24 million in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date.
Share-based award activity
	6M21
Number of awards (in millions)	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	115.2	88.0
Granted	76.5	36.6
Settled	(47.7)	(31.8)
Forfeited	(2.7)	(1.0)
Balance at end of period	141.3	91.8
of which vested	11.3	13.0
of which unvested	130.0	78.8